Accounts Receivable (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Allowance for credit losses	$ 9	$ 7